Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of disaggregation of revenue from contracts with customers
Revenue from contracts with customers during the years ended December 31, 2022 and 2021 disaggregated by metal were as follows:

	2022	2021
Gold	$949,151	$1,079,321
Silver	3,045	2,965
Total revenue	$952,196	$1,082,286